Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

7. Goodwill and Intangible Assets

Goodwill

The change in the carrying amount of goodwill for the years ended December 31, 2021 and 2020 is summarized as follows (in thousands):

	December 31, 2021	December 31, 2020
Balance at beginning of the period	$3,912	$3,593
Translation adjustments	(271)	319
Balance at end of the period	$3,641	$3,912

Intangible Assets

Intangible assets are comprised of the following as of December 31, 2021 and 2020 (in thousands):

	December 31, 2021
	Weighted Average Remaining Useful Life (Years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Developed technology	1.2	$1,081	$(862)	$219
Trademarks and domain name	13.2	23	-	23
Total	2.3	$1,104	$(862)	$242

	December 31, 2020
	Weighted Average Remaining Useful Life (Years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Developed technology	2.1	$1,161	$(658)	$503
Trademarks and domain name	14.2	23	-	23
Total	2.7	$1,184	$(658)	$526

The aggregate amortization expense for the years ended December 31, 2021 and 2020 was approximately $0.2 million and $0.2 million, respectively. Based on the carrying value of identified intangible assets recorded at December 31, 2021, and assuming no subsequent impairment of the underlying assets, the amortization expense is expected to be as follows (in thousands):

Fiscal Year	Amortization Expense
2022	$189
2023	33
2024	2
2025	2
2026	2
Thereafter	14
Total	$242